RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS	12 Months Ended
Dec. 31, 2019
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS

5.    RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS

In 2019, a net charge of $9.8 million was recorded relating mainly to various cost reduction initiatives across the Corporation (net charges of $14.2 million in 2018 and $17.5 million in 2017 which were related to cost reduction initiatives, developments in certain litigations, the migration of subscribers from analog to digital services in the Telecommunications segment and disposal of assets).

In 2019, an impairment charge on assets of $18.8 million was also recorded mainly in the Telecommunications segment as a result of restructuring initiatives ($14.9 million in 2018).